Subsequent Events and Going Concern Considerations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Mar. 07, 2013
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance		$ 1,174,098			$ 1,174,098
Liability Derivatives	31,053	45,724	51,576
Percentage of New Media common stock offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Percentage of net proceeds offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Length of warrents to be issued (in years)	10
Percentage of New Media issued and outstanding shares allowed to purchase under warrants	5.00%
Equity value of New Media for strike price calculation	1,200,000
Percentage of sum of debt and swap liability offered	40.00%
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer		1,174,098			1,174,098
Common stock ownership percent for registration rights	10.00%
Maximum amount of new debt to be raised	150,000
New Media stock value	$ 50
Requisite threshold percent	67.00%
Percent of New Media gross equity used to calculate the annual management fee	1.50%
Impairment loss related to discontinued operations attributable to noncontrolling interest	1,146
Discontinued operations revenue		8,722	11,123	13,941
Tax effect of discontinued operations		0	0	0
Loss from discontinued operations attributable to noncontrolling interest		579	596	536
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	0	0
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	0	0
Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	654,554	658,281
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	654,554	658,281
Delayed Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	244,236	245,627
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	244,236	245,627
Incremental Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	268,660	270,190
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	268,660	270,190
Interest Rate Swap 1 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	100,000	100,000
Interest rate swap execution date	Feb. 27, 2007
Interest Rate Swap 1 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	200,000	200,000
Interest rate swap execution date	Apr. 13, 2007
Interest Rate Swap 2 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	250,000	250,000
Interest rate swap execution date	Apr. 04, 2007
Interest Rate Swap 2 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	$ 75,000	$ 75,000
Interest rate swap execution date	Sep. 18, 2007